CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Sep. 30, 2013 Inventergy Inc [Member]	Dec. 31, 2011 Inventergy Inc [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Oct. 31, 2012 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]
REVENUE
Products	$ 4,486,000	$ 4,584,000	$ 17,396,000	$ 17,325,000					$ 4,167,000	$ 4,564,000	$ 17,134,000	$ 17,326,000
Services	795,000	802,000	3,190,000	3,346,000					795,000	802,000	3,190,000	3,344,000
Net revenue	5,281,000	5,386,000	20,586,000	20,671,000	0		0		4,962,000	5,366,000	20,324,000	20,670,000
Licensing revenues						0
COST OF REVENUE
Products	3,450,000	3,609,000	13,854,000	13,424,000					3,154,000	3,589,000	13,596,000	13,408,000
Services	586,000	472,000	1,926,000	2,255,000					586,000	472,000	1,926,000	2,270,000
Cost of revenue	4,036,000	4,081,000	15,780,000	15,679,000					3,740,000	4,061,000	15,522,000	15,678,000
Gross profit	1,245,000	1,305,000	4,806,000	4,992,000					1,222,000	1,305,000	4,802,000	4,992,000
OPERATING EXPENSE
Selling, general and administrative	1,227,000	1,273,000	4,902,000	4,730,000					915,000	979,000	3,720,000	3,871,000
General and administrative					2,588,081		2,600,864
Other	3,000	14,000	24,000	25,000					(3,000)	1,000	(1,000)	(36,000)
Amortization expense					157,097		157,097
Total operating expense	1,230,000	1,287,000	4,926,000	4,755,000	2,745,178	12,783	2,757,961		912,000	980,000	3,719,000	3,835,000
Income (loss) from operations	15,000	18,000	(120,000)	237,000	(2,745,178)		(2,757,961)		310,000	325,000	1,083,000	1,157,000
Rent						7,019
Lodging						2,065
Air Fare						1,228
Ground Transportation Expense						793
Meals & Entertainment						610
Cell Phone & Wireless Expense						600
Subscriptions, Periodicals						299
Internet and Web Hosting						89
Automobile Expense						80
OTHER INCOME (EXPENSE)
Decrease in fair value of derivative liabilities					536,544		536,544
Impairment of investment	(394,000)	0							(394,000)	0
Interest income (expense), net	(72,000)	42,000	306,000	(160,000)	(209,207)		(209,207)		(72,000)	43,000	306,000	(159,000)
Total other income (expense)	(466,000)	42,000	306,000	(160,000)	327,337		327,337		(466,000)	43,000	306,000	(159,000)
Income from continuing operations before income taxes	(451,000)	60,000	186,000	77,000	(2,417,841)		(2,430,624)		(156,000)	368,000	1,389,000	998,000
Income tax expense from continuing operations	7,000	7,000	20,000	20,000	0		0		(35,000)	114,000	205,000	319,000
Income from continuing operations	(458,000)	53,000	166,000	57,000
DISCONTINUED OPERATIONS
Net income (loss)	(400,000)	135,000	222,000	512,000	(2,417,841)	(12,783)	(2,430,624)		(121,000)	254,000	1,184,000	679,000
Less: Net income attributable to the noncontrolling interest	15,000	47,000	154,000	48,000					15,000	47,000	154,000	48,000
Income from discontinued operations	58,000	82,000	56,000	455,000
Net income (loss) attributable to common shareholders	(415,000)	88,000	68,000	464,000					(136,000)	207,000	1,030,000	631,000
Weighted average shares outstanding:
Basic	2,889,000	2,877,000	2,877	2,873
Diluted	2,889,000	2,877,000	2,877	2,873
Basic and diluted income per share
Continuing operations	$ (0.16)	$ 0.00	$ 0	$ 0
Discontinued operations	$ 0.02	$ 0.03	$ 0.02	$ 0.16
Total	$ (0.14)	$ 0.03	$ 0.02	$ 0.16
Comprehensive income
Net income	(400,000)	135,000	222,000	512,000	(2,417,841)	(12,783)	(2,430,624)		(121,000)	254,000	1,184,000	679,000
Other comprehensive loss			0	(5,000)
Comprehensive income			222,000	507,000
Members' equity (deficit), beginning of period					(12,783)			0
Members' deficit, end of period						$ (12,783)		$ 0